Non-controlling interests	3 Months Ended
Mar. 31, 2026
Non-controlling interests [abstract]
Non-controlling interests
15.	Non-controlling interests

Through the License Agreement, Quantum acquired 34.66% of Unbuzzd on July 31, 2023. As of March 31, 2026, the Company had a 19.84% (December 31, 2025 – 19.84%) ownership interest in Unbuzzd through Unbuzzd Common Shares. The non-controlling interest represents the Unbuzzd Common Shares not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2025	(1,821,860)
Net loss for the period	(193,265)
Balance, March 31, 2026	(2,015,125)

The condensed consolidated interim financial statements incorporate the assets and liabilities of Unbuzzd as of March 31, 2026.